CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Integrated contract revenue from related parties	$ 18,473,320	$ 5,256,870	$ 3,717,358
Products sales revenue from related parties	1,083,803	109,917	580,705
Costs of integrated contracts purchase from related parties	1,475,149	72,774	3,064,587
Sales Of Goods and Services To Related Parties Amount	$ 65,926	$ 45,475	$ 0